EQUITY (Details Narrative) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Codere Online Busines [Member]
Reserve Quantities [Line Items]
Net change in Parent investment	€ 45,122	€ 6,578
Borrowings	1,139	17,777
Equity attributable to non-controlling interest	€ 125	€ 92
Shareholders interest	25.00%
Codere Online Busines [Member] | Codere Espana S A [Member]
Reserve Quantities [Line Items]
Net change in Parent investment	€ 28,100
Borrowings	27,800
Trade payables	300
Codere Online Busines [Member] | Codere Newco [Member]
Reserve Quantities [Line Items]
Net change in Parent investment	9,500
Borrowings	9,300
Trade payables	200
Codere Online Busines [Member] | Corede Italy S A U [Member]
Reserve Quantities [Line Items]
Net change in Parent investment	1,400
Codere Online Busines [Member] | Codere Newco One [Member]
Reserve Quantities [Line Items]
Net change in Parent investment	4,400
Codere Online Busines [Member] | Latam [Member]
Reserve Quantities [Line Items]
Net change in Parent investment	€ 1,700
Codere Online Luxembourg [Member]
Reserve Quantities [Line Items]
Description of shares capital	the subscribed share capital of the Company is thirty thousand euros (€30,000) divided into thirty thousand (30,000) shares with a nominal value of one euro each (€1), all of which are fully paid up.